As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

This N-Q was originally filed on November 29, 2006 and is being re-filed solely for the purpose of including the series and class identifiers for the Kinetics Government Money Market Portfolio.

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.30%+
Aerospace & Defense - 6.78%+
CACI International, Inc. - Class A (a)	170,000	$9,351,700
Air Freight & Logistics - 7.24%+
Expeditors International of Washington, Inc.	224,000	9,985,920
Asian Exchanges - 1.78%+
Hong Kong Exchanges & Clearing Limited	144,000	1,050,798
Singapore Exchange Limited	500,000	1,397,765
		2,448,563
Brokerage & Investment Banking - 0.07%+
ICAP plc	10,000	96,613
Capital Markets - 0.16%+
Collins Stew Tull	4,000	65,158
Internet HOLDRs Trust (f)	500	24,325
Thomas Weisel Partners Group, Inc. (a)	4,000	64,200
Van der Moolen Holding N.V. ADR	10,172	66,321
		220,004
Commercial Services & Supplies - 5.60%+
Comdisco Holding Company, Inc. (c)	194,400	3,576,960
Copart, Inc. (a)	6,000	169,140
FTI Consulting, Inc. (a)	43,000	1,077,580
Ritchie Bros. Auctioneers Incorporated	54,000	2,894,940
		7,718,620
Computers & Peripherals - 0.11%+
Apple Computer, Inc. (a)	2,000	154,060
Derivative Exchanges - 5.16%+
CBOT Holdings, Inc. - Class A (a) (c)	9,600	1,159,584
Chicago Mercantile Exchange Holdings Inc.	5,400	2,582,550
International Securities Exchange, Inc.	72,000	3,376,080
		7,118,214
Diversified Consumer Services - 0.07%+
Apollo Group, Inc. - Class A (a)	2,000	98,480
Diversified Telecommunication Services - 10.20%+
Leucadia National Corporation	532,000	13,922,440
XO Holdings Inc. (a)	30,000	146,400
		14,068,840
European Exchanges - 1.12%+
Euronext NV	7,200	699,814
London Stock Exchange Group	36,352	841,264
		1,541,078
Health Care Providers & Services - 0.42%+
Emdeon Corporation (a)	50,000	585,500
Internet & Catalog Retail - 0.16%+
eBay, Inc. (a)	6,000	170,160
IAC/InterActiveCorp (a)	1,000	28,760
Overstock.com, Inc. (a) (c)	1,000	17,530
		216,450
Internet Software & Services - 1.40%+
Baidu.com, Inc. - ADR (a)	200	17,508
Google Inc. - Class A (a)	1,800	723,420
NetRatings, Inc. (a)	80,000	1,138,400
SINA Corp (a)	1,000	25,150
Sohu.com, Inc. (a)	1,000	22,020
		1,926,498
IT Services - 12.94%+
CheckFree Corporation (a)	320,000	13,222,400
ManTech International Corporation - Class A (a)	140,000	4,621,400
		17,843,800
Leisure Equipment & Products - 0.01%+
Marvel Entertainment, Inc. (a)	322	7,773
Media - 24.02%+
DreamWorks Animation SKG, Inc. (a)	92,000	2,291,720
Gemstar-TV Guide International, Inc. (a)	600,000	1,992,000
Getty Images, Inc. (a)	34,600	1,718,928
Groupe Bruxelles Lambert S.A.	32,000	3,414,616
Harris Interactive, Inc. (a)	440,000	2,684,000
Liberty Global, Inc. - Series C (a)	212,707	5,330,437
Liberty Global, Inc. - Class A (a) (c)	213,257	5,489,235
PrimaCom AG ADR (a)	610,000	3,191,337
ProQuest Company (a)	5,000	65,100
The Walt Disney Company	1,380	42,656
The Washington Post Company - Class B	9,200	6,780,400
XM Satellite Radio Holdings, Inc. - Class A (a)	10,000	128,900
		33,129,329
Other Exchanges - 0.22%+
IntercontinentalExchange Inc. (a)	4,000	300,280
Security Brokers, Dealers, And Flotation Companies - 0.04%+
Gfi Group, Inc. (a)	1,000	55,290
Specialists - 1.05%+
LaBranche & Co Inc. (a) (c)	140,000	1,451,800
U.S. Equity Exchanges - 10.75%+
Nasdaq Stock Market Inc. (a)	144,000	4,354,560
NYSE Group Inc. (a) (c)	140,000	10,465,000
		14,819,560
Wireless Telecommunication Services - 0.00%+
Sunshine PCS Corporation - Class A (a)	149,890	2,248
TOTAL COMMON STOCKS (Cost $83,722,547)		$123,140,620
CONVERTIBLE PREFERRED STOCKS - 0.00%+
Media - 0.00%+
Adelphia Communications Corporation, 6.000% (a)	190,000	1,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $583,300)		$1,900
	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.28%+
Diversified Telecommunication Services - 1.28%+
Level 3 Communications, Inc., CLB
6.000%, 03/15/2010 (c)	$2,000,000	1,757,500
Media - 0.00%+
Adelphia Communications Corporation
6.000%, 02/15/2006, Acquired on 2/10/2004 at $123,000
(Default Effective 8/12/2002) (a)	200,000	200
TOTAL CONVERTIBLE BONDS (Cost $1,404,518)		$1,757,700
CORPORATE BONDS - 2.71%+
Diversified Telecommunication Services - 2.71%+
Level 3 Communications, Inc., CLB
12.875%, 03/15/2010, (g)	3,600,000	3,735,000
TOTAL CORPORATE BONDS (Cost $2,823,157)		$3,735,000

	Shares	Value
RIGHTS - 2.22%+
Commercial Services & Supplies - 2.22%+
Comdisco Holding Company, Inc., Expiration Date 12/31/2050,	12,240,699	3,060,175
Strike Price $1.00 (b)
TOTAL RIGHTS (Cost $3,253,775)		$3,060,175

	Contracts	Value
PURCHASED PUT OPTIONS - 0.01%+
Internet HOLDRs Trust
Expiration: January, 2007, Exercise Price: $70.000	7	14,315
TOTAL PURCHASED OPTIONS (Cost $7,161)		$14,315
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.41%+
Investment Companies - 0.01%+
First American Prime Obligations Fund - Class I, 4.9819%	$10,778	10,778
US Government Agency Issues - 2.40%+
Federal Home Loan Bank Discount Note
5.2000%, 10/02/06	3,319,000	3,318,611
Variable Rate Demand Notes - 0.00%+
TOTAL SHORT TERM INVESTMENTS (Cost $3,329,389)		$3,329,389
INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal
FROM SECURITIES LENDING - 13.82%+	Amount or Shares
	or Par Value
Investment Companies - 0.83%+
AIM Short-Term Liquid Asset Fund	$5,078,744	742,163
Merrill Lynch Premier Institutional Fund	2,754,499	402,518
		1,144,681
Repurchase Agreements - 9.71%+
CS First Boston Repurchase Agreement,
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,107,314 (d)	1,106,814	1,106,814
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,107,314 (d)	1,106,814	1,106,814
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,328,774 (d)	1,328,177	1,328,177
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,328,774 (d)	1,328,177	1,328,177
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $2,768,279 (d)	2,767,036	2,767,036
Merrill Lynch Repurchase Agreement,
5.350%, dated 09/29/2006, due 10/02/2006
Repurchase price $4,429,231 (d)	4,427,257	4,427,257
Morgan Stanley Repurchase Agreement,
5.400%, dated 09/29/2006, due 10/02/2006
Repurchase price $1,328,775 (d)	1,328,177	1,328,177
		13,392,452
Short-Term Notes - 3.28%+
Fenway Funding,
5.412%, due 10/02/2006	221,363	221,263
Antalis Funding,
5.306%, due 10/06/2006	553,407	552,837
Chesham Financial/Chesham LLC
5.433%, due 10/02/2006	774,770	774,419
Fenway Funding,
5.325%, due 10/02/2006	553,407	551,856
Thornburg Mortgage,
5.320%, due 10/02/2006	332,044	330,773
Kar Atlantic,
5.324%, due 10/20/2006	553,407	550,963
Laguna,
5.335%, due 10/23/2006	774,770	771,114
Mint II LLC,
5.352%, due 10/26/2006	774,770	771,558
		4,524,783
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $19,061,916)		$19,061,916
Total Investments (Cost $114,185,763) - 111.75%+ (e)		$154,101,015
Other Assets in Excess of Liabilities - 2.07%+		2,858,899
TOTAL NET ASSETS - 113.82%+		$156,959,914

+	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CLB	Callable security
(a)	Non income producing
(b)	Contingent value right (contingent upon profitability of company)
(c)	This security or a portion of this security was out on loan at September 30, 2006. Total loaned securities had a market value of $18,359,587 at September 30, 2006.
(d)	Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $1,106,814
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	$1,162,693
Total	$1,162,693

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $1,106,814
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	1,162,693
Total	$1,162,693

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $1,328,177
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	417,058
FHLMC, Series 3218, Class BD, 6.0000%, 2/15/2033	937,961
Total	$1,355,019

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $1,328,1773
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	1,355,127
Total	$1,355,127

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $2,767,036
Description	Fair Value
FHLMC, Series 3218, Class MB, 6.0000%, 1/15/2026	2,822,608
Total	$2,822,608

Merrill Lynch Repurchase Agreement, 5.350%, due 10/02/2006, principal amount $4,427,257
Description	Fair Value
FHLMC Gold Series G12354, 4.5000%, 6/1/2021	$2,092,371
FNMA, Series 865952, 5.5000%, 3/1/2036	2,423,806
Total	$4,516,177

Morgan Stanley Repurchase Agreement, 5.400%, due 10/02/2006, principal amount $1,328,177
Description	Fair Value
FHLMC, Series 2641, Class NH, 3.6000%, 4/15/2032	$368,283
FHLMC, Series 3212, Class PD, 6.0000%, 5/15/2035	992,066
Total	$1,360,349

(e)	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows@:
	Cost of investments	$117,912,012

	Gross unrealized appreciation	47,418,179
	Gross unrealized depreciation	(11,229,176)
	Net unrealized appreciation	$36,189,003

	@Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.
(f)	All or a portion of the shares have been committed as collateral for written option contracts
(g)	Security has a stepped rate. The rate is listed as of September 30, 2006

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.12%+
Aerospace & Defense - 5.63%+
SI International, Inc. (a)	6,000	$191,880
Asian Exchanges - 2.79%+
Osaka Securities Exchange Co., Ltd.	27	95,086
Capital Markets - 5.48%+
Nasdaq-100 Index Tracking Stock (g)	4,000	162,600
Thomas Weisel Partners Group, Inc. (a)	1,500	24,075
		186,675
Commercial Services & Supplies - 6.65%+
Comdisco Holding Company, Inc.	9,300	171,120
Deluxe Corporation	1,100	18,810
John H. Harland Company	1,000	36,450
		226,380
Computers & Peripherals - 4.13%+
M-Systems Flash Disk Pioneers Ltd. (a)	3,500	140,840
Derivative Exchanges - 5.56%+
Chicago Mercantile Exchange Holdings Inc.	200	95,650
International Securities Exchange, Inc.	2,000	93,780
		189,430
Diversified Financial Services - 2.27%+
eSPEED, Inc. - Class A (a)	5,000	46,000
MarketAxess Holdings, Inc. (a)	3,000	31,410
		77,410
Diversified Telecommunication Services - 9.94%+
IDT Corporation - Class B (a)	3,000	43,260
IDT Corporation (a)	3,000	42,420
Lynch Interactive Corporation (a)	51	155,550
Warwick Valley Telephone Company	1,200	24,120
XO Holdings Inc. (a)	15,000	73,200
		338,550
Insurance - 5.55%+
Fidelity National Financial, Inc.	4,173	173,805
Fidelity National Title Group, Inc. - Class A	730	15,301
		189,106
Internet Software & Services - 4.66%+
Digital River, Inc. (a)	1,000	51,120
NetRatings, Inc. (a)	3,000	42,690
Websense, Inc. (a)	3,000	64,830
		158,640
IT Services - 0.67%+
Lionbridge Technologies, Inc. (a)	3,000	22,890
Media - 21.74%+
Discovery Holding Company - Class A (a)	50	723
The E.W. Scripps Company - Class A	1,000	47,930
Gemstar-TV Guide International, Inc. (a)	5,000	16,600
Groupe Bruxelles Lambert S.A.	1,600	170,731
Interactive Data Corporation (a)	8,500	169,575
Liberty Global, Inc. - Series C (a)	30	752
Liberty Global, Inc. - Class A (a)	30	772
Liberty Media Holding Corporation - Capital Series A (a)	25	2,089
Liberty Media Holding Corporation - Interactive A (a)	126	2,568
Naspers Limited ADR (d)	7,470	115,411
PrimaCom AG ADR (a)	4,750	24,851
RCN Corporation (a)	5,545	156,923
Valassis Communications, Inc. (a)	1,800	31,770
		740,695
Software - 0.86%+
FactSet Research Systems, Inc.	600	29,142
U.S. Equity Exchanges - 2.19%+
NYSE Group Inc. (a) (d)	1,000	74,750
Wireless Telecommunication Services - 0.00%+
Sunshine PCS Corporation - Class A (a)	6,000	90
TOTAL COMMON STOCKS (Cost $1,820,695)		$2,661,564
PREFERRED STOCKS - 0.04%+
Diversified Telecommunication Services - 0.04%+
PTV, Inc. - Series A, CLB, 10.000%	487	1,449
TOTAL PREFERRED STOCKS (Cost $3,774)		$1,449
	Principal
	Amount	Value
CONVERTIBLE BONDS - 4.35%+
Semiconductor Equipment & Products - 4.35%+
Conexant Systems, Inc., CLB
4.000%, 02/01/2007 (d)	$150,000	148,125
TOTAL CONVERTIBLE BONDS (Cost $144,291)		$148,125
CORPORATE BONDS - 6.85%+
Diversified Telecommunication Services - 6.85%+
Level 3 Communications, Inc., CLB
12.875%, 03/15/2010, (h)	225,000	233,437
TOTAL CORPORATE BONDS (Cost $208,557)		$233,437
	Shares	Value
RIGHTS - 4.26%+
Commercial Services & Supplies - 4.26%+
Comdisco Holding Company, Inc., Expiration Date 12/31/2050,	581,000	145,250
Strike Price $1.00 (c)
TOTAL RIGHTS (Cost $245,273)		$145,250
	Contracts	Value
PURCHASED PUT OPTIONS - 0.15%+
Nasdaq-100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.625	28	2,100
Expiration: January, 2007, Exercise Price: $39.625	28	2,940
TOTAL PURCHASED OPTIONS (Cost $22,568)		$5,040
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 6.21%+
Variable Rate Demand Notes - 6.21%+
American Family, 4.9427%, (b)	$100,000	$100,000
U.S. Bank, N.A., 5.0738%, (b)	1,026	1,026
Wisconsin Corporate Central Credit Union, 4.9938% (b)	110,637	110,637
		211,663

TOTAL SHORT TERM INVESTMENTS (Cost $211,663)		$211,663
INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal
FROM SECURITIES LENDING - 10.41%+	Amount or Shares
	or Par Value
Investment Companies - 0.62%+
AIM Short-Term Liquid Asset Fund	$13,814	13,814
Merrill Lynch Premier Institutional Fund	7,492	7,492
		21,306
Repurchase Agreements - 7.32%+
CS First Boston Repurchase Agreement,
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $20,610 (e)	20,601	20,601
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $20,610 (e)	20,601	20,601
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $24,732 (e)	24,721	24,721
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $24,732 (e)	24,721	24,721
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $51,526 (e)	51,503	51,503
Merrill Lynch Repurchase Agreement,
5.350%, dated 09/29/2006, due 10/02/2006
Repurchase price $82,442 (e)	82,405	82,405
Morgan Stanley Repurchase Agreement,
5.400%, dated 09/29/2006, due 10/02/2006
Repurchase price $24,732 (e)	24,721	24,721
		249,273
Short-Term Notes - 2.47%+
Fenway Funding,
5.412%, due 10/02/2006	4,120	4,118
Antalis Funding,
5.306%, due 10/06/2006	10,301	10,290
Chesham Financial/Chesham LLC
5.433%, due 10/02/2006	14,421	14,415
Fenway Funding,
5.325%, due 10/02/2006	10,301	10,272
Thornburg Mortgage,
5.320%, due 10/02/2006	6,180	6,157
Kar Atlantic,
5.324%, due 10/20/2006	10,301	10,255
Laguna,
5.335%, due 10/23/2006	14,421	14,353
Mint II LLC,
5.352%, due 10/26/2006	14,421	14,361
		84,221
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $354,800)		$354,800
Total Investments (Cost $3,011,621) - 110.39%+(f)		$3,761,328
Other Assets in Excess of Liabilities - 0.02%+		803
TOTAL NET ASSETS - 110.41%+		$3,762,131

+	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CLB	Callable security
(a)	Non income producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(c)	Contingent value right (contingent upon profitability of company)
(d)	This security or a portion of this security was out on loan at September 30, 2006. Total loaned securities had a market value of $338,222 at September 30, 2006.
(e)	Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $20,601
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	$21,641
Total	$21,641

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $20,601
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	21,641
Total	$21,641

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $24,721
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	7,763
FHLMC, Series 3218, Class BD, 6.0000%, 2/15/2033	17,458
Total	$25,221

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $24,721
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	25,223
Total	$25,223

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $51,503
Description	Fair Value
FHLMC, Series 3218, Class MB, 6.0000%, 1/15/2026	52,537
Total	$52,537

Merrill Lynch Repurchase Agreement, 5.350%, due 10/02/2006, principal amount $82,405
Description	Fair Value
FHLMC Gold Series G12354, 4.5000%, 6/1/2021	$38,945
FNMA, Series 865952, 5.5000%, 3/1/2036	45,114
Total	$84,059

Morgan Stanley Repurchase Agreement, 5.400%, due 10/02/2006, principal amount $24,721
Description	Fair Value
FHLMC, Series 2641, Class NH, 3.6000%, 4/15/2032	$6,855
FHLMC, Series 3212, Class PD, 6.0000%, 5/15/2035	18,465
Total	$25,320

(f)	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows@:
	Cost of investments	$ 3,079,479

	Gross unrealized appreciation	1,182,343
	Gross unrealized depreciation	(500,494)
	Net unrealized appreciation	$ 681,849

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(g)	All or a portion of the shares have been committed as collateral for written option contracts.
(h)	Security has a stepped rate. The rate is listed as of September 30, 2006

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.22%+
Aerospace & Defense - 1.04%+
CACI International, Inc. - Class A (a)	300,000	$16,503,000
General Dynamics Corporation	400	28,668
		16,531,668
Air Freight & Logistics - 0.55%+
C.H. Robinson Worldwide, Inc.	50,000	2,229,000
Expeditors International of Washington, Inc.	146,000	6,508,680
		8,737,680
Airlines - 0.03%+
China Eastern Airlines Corporation Limited - ADR (a)	25,000	422,500
Asian Exchanges - 4.38%+
Hong Kong Exchanges & Clearing Limited	5,300,000	38,675,207
Osaka Securities Exchange Co., Ltd.	3,968	13,974,078
Singapore Exchange Limited	6,180,000	17,276,373
		69,925,658
Asset Management - 4.80%+
Ameriprise Financial, Inc.	80	3,752
Brookfield Asset Management Inc - Class A	1,026,000	45,492,840
Eaton Vance Corp.	36,000	1,038,960
Legg Mason, Inc.	258,000	26,021,880
Power Corporation of Canada	144,000	4,100,667
		76,658,099
Auto Components - 0.96%+
Toyota Industries Corporation	360,000	15,268,571
Automobiles - 0.00%+
Great Wall Automobile Holdings Company, Limited - Class H	20,000	16,712
Beverages - 0.14%+
Anheuser-Busch Companies, Inc.	4,400	209,044
Brown-Forman Corporation - Class B	5,000	383,250
Constellation Brands, Inc. - Class A (a)	1,800	51,804
Diageo plc - ADR	16,200	1,150,848
Pernod Ricard SA	1,200	249,705
Remy Cointreau SA	2,400	120,546
		2,165,197
Brokerage & Investment Banking - 1.21%+
The Bear Stearns Companies Inc.	98,000	13,729,800
Greenhill & Co., Inc.	10,100	676,902
ICAP plc	100,000	966,129
Lazard Ltd - Class A	99,200	3,966,016
		19,338,847
Capital Markets - 1.80%+
BlackRock, Inc.	34,000	5,066,000
Collins Stew Tullett	30,000	488,682
Evercore Partners, Inc. (a)	10,200	293,760
The Goldman Sachs Group, Inc.	98,000	16,578,660
Jefferies Group, Inc.	142,000	4,047,000
Nuveen Investments - Class A	12,000	614,760
SEI Investments Co.	8,000	449,520
State Street Corp.	18,000	1,123,200
		28,661,582
Chemicals - 0.00%+
Novozymes A/S - Class B	200	15,255
Potash Corporation of Saskatchewan Inc.	400	41,676
		56,931
Commercial Banks - 4.24%+
The Bank of New York Company, Inc.	460,000	16,219,600
Cathay General Bancorp	74,000	2,671,400
Center Financial Corporation	134,000	3,186,520
East West Bancorp, Inc.	80,000	3,168,800
Hanmi Financial Corporation	128,000	2,508,800
HDFC Bank Ltd. - ADR	6,000	366,300
ICICI Bank Limited - ADR	12,000	368,520
M&T Bank Corporation	202,100	24,243,916
Macquarie Bank Limited	10,000	515,376
Nara Bancorp, Inc.	134,000	2,450,860
State Bank of India GDR	36,000	1,998,000
UCBH Holdings, Inc.	134,000	2,339,640
Wells Fargo and Company	140,000	5,065,200
Wilshire Bancorp, Inc.	132,000	2,513,280
		67,616,212
Commercial Services & Supplies - 0.35%+
Dun & Bradstreet Corp. (a)	72,000	5,399,280
Equifax Inc.	100	3,671
FTI Consulting, Inc. (a)	10,000	250,600
		5,653,551
Consumer Finance - 0.26%+
The Student Loan Corporation	21,900	4,208,742
Derivative Exchanges - 5.52%+
CBOT Holdings, Inc. - Class A (a) (c)	244,000	29,472,760
Chicago Mercantile Exchange Holdings Inc.	74,200	35,486,150
International Securities Exchange, Inc.	492,000	23,069,880
		88,028,790
Diversified Consumer Services - 0.25%+
H&R Block, Inc.	106,000	2,304,440
Sotheby's Holdings, Inc. - Class A	53,000	1,708,720
		4,013,160
Diversified Financial Services - 0.40%+
Pargesa Holding AG - Class B	66,000	6,381,223
Diversified Telecommunication Services - 2.20%+
Leucadia National Corporation	1,344,000	35,172,480
Electric Utilities - 4.93%+
Allegheny Energy, Inc. (a)	802,000	32,216,340
Huaneng Power International, Inc. - ADR (c)	324,000	9,370,080
Korea Electric Power Corporation - ADR (c)	816,000	15,952,800
Sierra Pacific Resources (a)	1,480,000	21,223,200
		78,762,420
European Exchanges - 2.99%+
Deutsche Boerse AG	72,800	10,939,247
Euronext NV	170,000	16,523,377
Hellenic Exchanges Holding S.A.	30,000	475,520
London Stock Exchange Group	840,291	19,446,155
OMX AB	16,000	310,037
		47,694,336
Food Products - 0.27%+
Archer-Daniels-Midland Company	24,000	909,120
Bunge Limited	30,400	1,761,680
Cadbury Schweppes PLC - ADR	4,000	171,080
Dean Foods Company (a)	30,000	1,260,600
The J.M. Smucker Company	1,000	47,950
McCormick & Company, Incorporated	1,000	37,980
TreeHouse Foods, Inc. (a)	3,600	85,140
		4,273,550
Gaming - 1.82%+
Harrah's Entertainment, Inc.	90,000	5,978,700
Ladbrokes Plc - ADR	8,470	61,546
Las Vegas Sands Corp. (a)	85,000	5,809,750
MGM MIRAGE (a)	220,000	8,687,800
Wynn Resorts, Limited (a) (c)	124,400	8,460,444
		28,998,240
Hotels Restaurants & Leisure - 0.08%+
Carnival Corporation	2,000	94,060
Triarc Companies, Inc. - Class A	76,000	1,260,840
		1,354,900
Household Durables - 0.11%+
Fortune Brands, Inc.	4,000	300,440
Jarden Corporation (a)	44,000	1,450,680
		1,751,120
Household Products - 0.06%+
Church & Dwight Co., Inc.	24,000	938,640
Independent Power Producers & Energy Traders - 0.91%+
Dynegy Inc. - Class A (a)	94,000	520,760
Mirant Corp New (a)	98,000	2,676,380
TXU Corporation	180,800	11,303,616
		14,500,756
Insurance - 5.35%+
Berkshire Hathaway Inc. - Class B (a)	8,798	27,924,852
Brown & Brown, Inc.	4,800	146,688
China Life Insurance Co., Limited - ADR (c)	108,000	8,441,280
Fidelity National Financial, Inc.	8,200	341,530
Fidelity National Title Group, Inc. - Class A	1,435	30,078
Loews Corp.	15,800	598,820
Markel Corporation (a)	23,800	9,773,708
Millea Holdings, Inc. - ADR	14,400	1,308,960
Montpelier Re Holdings Ltd. (c)	160,000	3,102,400
The Progressive Corporation	636,000	15,607,440
Wesco Financial Corporation	1,700	742,900
White Mountains Insurance Group Ltd.	35,000	17,393,600
		85,412,256
IT Services - 0.11%+
Automatic Data Processing, Inc.	3,000	142,020
First Data Corporation	6,000	252,000
Iron Mountain Incorporated (a)	20,000	858,800
Mastercard, Inc. - Class A(a)	6,800	478,380
		1,731,200
Media - 4.02%+
DreamWorks Animation SKG, Inc. (a)	132,000	3,288,120
The E.W. Scripps Company - Class A	64,000	3,067,520
EMI Group	760,000	3,785,130
Getty Images, Inc. (a)	38,000	1,887,840
Groupe Bruxelles Lambert S.A.	200,000	21,341,347
The McGraw-Hill Companies, Inc.	250,000	14,507,500
Meredith Corporation	2,000	98,660
The Walt Disney Company	14,400	445,104
Warner Music Group Corp.	42,000	1,089,900
The Washington Post Company - Class B	19,800	14,592,600
		64,103,721
Metals & Mining - 2.31%+
Anglo American PLC - ADR	1,294,000	27,303,400
BHP Billiton Ltd. - ADR (c)	24,000	909,120
Cameco Corporation	82,000	2,998,740
Commercial Metals Company	40,000	813,200
Phelps Dodge Corp.	4,000	338,800
Rio Tinto plc - ADR	24,000	4,551,120
		36,914,380
Multiline Retail - 2.21%+
Sears Holdings Corporation (a)	222,600	35,190,834
Multi-Utilities - 2.40%+
CenterPoint Energy, Inc.	940,000	13,460,800
NRG Energy, Inc. (a)	44,000	1,993,200
Reliant Energy Inc. (a)	1,740,000	21,419,400
Sempra Energy	28,000	1,407,000
		38,280,400
Oil & Gas - 0.11%+
China Petroleum & Chemical Corp. - ADR	28,000	1,733,760
Oil, Gas & Consumable Fuels - 9.09%+
Canadian Natural Resources Ltd.	30,000	1,367,400
Canadian Oil Sands Trust	876,000	23,371,680
CNOOC Limited - ADR (c)	140,000	11,660,600
El Paso Corporation	1,328,000	18,113,920
EnCana Corporation	140,000	6,536,600
Imperial Oil Ltd.	224,000	7,515,200
Nexen Inc.	118,000	6,308,280
Norsk Hydro ASA - ADR (c)	112,000	2,521,120
OAO Gazprom - ADR (a)	406,000	17,579,800
Petro-Canada	144,000	5,807,520
PetroChina Company Limited ADR - ADR	80,000	8,612,000
Shell Canada Limited	148,000	4,151,018
Statoil ASA - ADR	10,000	238,200
Suncor Energy, Inc.	380,400	27,407,820
Western Oil Sands Inc. - Class A (a)	148,000	3,786,893
		144,978,051
Other Exchanges - 1.11%+
Australian Stock Exchange Limited	110,000	2,664,451
Bolsas Y Mercados Espanoles (a)	6,000	224,369
IntercontinentalExchange Inc. (a)	114,000	8,557,980
Jse Ltd (a)	180,000	878,190
New Zealand Exchange Limited	20,000	82,906
TSX Group Inc.	120,000	5,262,715
		17,670,611
Paper & Forest Products - 0.00%+
Pope Resources, L.P.	1,800	58,032
Pharmaceuticals - 0.04%+
Novo-Nordisk A/S - ADR	8,200	611,064
Publishing - 1.29%+
John Wiley & Sons, Inc. - Class B	2,000	71,860
Moody's Corporation	250,000	16,345,000
R.H. Donnelley Corporation (a)	80,000	4,232,000
		20,648,860
Real Estate - 3.58%+
Alexander's, Inc. (a)	1,000	310,250
American Real Estate Partners, L.P.	340,900	18,033,610
Forest City Enterprises, Inc. - Class A	648,000	35,186,400
The St. Joe Company (c)	4,000	219,480
Texas Pacific Land Trust	20,800	3,359,200
		57,108,940
Real Estate Investment Trusts - 0.53%+
Vornado Realty Trust	77,900	8,491,100
Security Brokers, Dealers, And Flotation Companies - 0.16%+
Cohen & Steers, Inc.	76,000	2,459,360
Gfi Group, Inc. (a)	2,000	110,580
		2,569,940
Specialists - 0.55%+
LaBranche & Co Inc. (a) (c)	842,000	8,731,540
Specialty Retail - 0.00%+
Tiffany & Co.	1,000	33,200
State Commercial Banks - 0.04%+
Preferred Bank Los Angeles	10,000	599,700
Tobacco - 0.11%+
Altria Group, Inc.	20,000	1,531,000
British American Tobacco p.l.c. - ADR	4,000	218,840
		1,749,840
Transportation Infrastructure - 0.15%+
Anhui Expressway Co., Ltd. - Class H	720,000	508,302
Beijing Capital International Airport Company Limited - Class H	640,000	419,785
Jiangsu Expressway Company Ltd. - Class H	300,000	173,670
Macquarie Airports	97,610	223,339
Shenzhen Expressway Company Limited - Class H	1,200,000	668,494
Zhejiang Expressway Co., Ltd. - Class H	660,000	437,986
		2,431,576
U.S. Equity Exchanges - 5.67%+
Nasdaq Stock Market Inc. (a)	1,204,000	36,408,960
NYSE Group Inc. (a) (c)	724,000	54,119,000
		90,527,960
Wireless Telecommunication Services - 0.09%+
China Mobile (Hong Kong) Limited - ADR	4,000	141,400
KDDI CORPORATION	200	1,246,138
		1,387,538
TOTAL COMMON STOCKS (Cost $1,088,654,991)		$1,248,096,068
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.45%+
Independent Power Producers & Energy Traders - 0.45%+
Calpine Corporation, CLB
4.750%, 11/15/2023, Acquired 11/30/2005-9/26/2006	$14,850,000	7,128,000
at $6,555,551 (Default Effective 12/20/2005) (a) (c)
TOTAL CONVERTIBLE BONDS (Cost $6,555,551)		$7,128,000
CORPORATE BONDS - 0.12%+
Independent Power Producers & Energy Traders - 0.12%+
Calpine Corporation,
8.750%, 07/15/2007, CLB, Acquired 4/18/2006 and 5/3/2006	200,000	147,000
at $118,562 (Default Effective 12/20/2005) (a)
7.875%, 04/01/2008, Acquired 4/18/2006-5/10/2006 at $118,538	200,000	147,000
(Default Effective 12/20/2005) (a)
7.625%, 04/15/2006, Acquired 4/18/2006-4/20/2006 at $61,031	100,000	73,500
(Default Effective 12/20/2005) (a) (c)
10.500%, 05/15/2006, CLB, Acquired 4/07/2006-5/10/2006 at	300,000	220,500
$181,375 (Default Effective 12/20/2005) (a)
8.500%, 02/15/2011, Acquired 7/05/2006 at $471,250	1,000,000	495,000
(Default Effective 12/20/2005) (a)
		1,083,000
Unit Investment Trusts, Face-amount Certificate Offices, And - 0.05%+
Calpine Canada Energy Finance Ulc
8.500%, 05/01/2008, Acquired 4/20/2006 and 7/13/2006 at	1,200,000	792,000
$780,125 (Default Effective 12/20/2005) (a)
TOTAL CORPORATE BONDS (Cost $1,730,881)		$1,875,000
	Contracts	Value
PURCHASED CALL OPTIONS - 0.04%+
TXU Corporation
Expiration: January, 2007, Exercise Price: $22.500	142	569,420
TOTAL PURCHASED CALL OPTIONS (Cost $143,073)		$569,420
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 22.33%+
US Government Agency Issues - 22.30%+
Fedl Home Loan Bk Cons Disc Nt
0.000%, due 10/02/2006	$355,984,000	355,858,812
Variable Rate Demand Notes - 0.03%+(b)
Wisconsin Corporate Central Credit Union, 4.994%	511,250	511,250
TOTAL SHORT TERM INVESTMENTS (Cost $356,370,066)		$356,370,062

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal
FROM SECURITIES LENDING - 8.17%+	Amount or Shares
	or Par Value
Investment Companies - 0.49%+
AIM Short-Term Liquid Asset Fund	$5,078,744	5,078,744
Merrill Lynch Premier Institutional Fund	2,754,499	2,754,499
		7,833,243
Repurchase Agreements - 5.74%+
CS First Boston Repurchase Agreement,
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $7,577,533 (d)	7,574,109	7,574,109
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $7,577,533 (d)	7,574,109	7,574,109
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $9,093,012 (d)	9,088,930	9,088,930
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $9,093,012 (d)	9,088,930	9,088,930
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $18,943,776 (d)	18,935,271	18,935,271
Merrill Lynch Repurchase Agreement,
5.350%, dated 09/29/2006, due 10/02/2006
Repurchase price $30,309,940 (d)	30,296,433	30,296,433
Morgan Stanley Repurchase Agreement,
5.400%, dated 09/29/2006, due 10/02/2006
Repurchase price $9,093,020 (d)	9,088,930	9,088,930
		91,646,712
Short-Term Notes - 1.94%+
Fenway Funding,
5.412%, due 10/02/2006	1,514,822	1,514,139
Antalis Funding,
5.306%, due 10/06/2006	3,787,054	3,783,151
Chesham Financial/Chesham LLC
5.433%, due 10/02/2006	5,301,876	5,299,477
Fenway Funding,
5.325%, due 10/02/2006	3,787,054	3,776,440
Thornburg Mortgage,
5.320%, due 10/02/2006	2,272,233	2,263,535
Kar Atlantic,
5.324%, due 10/20/2006	3,787,054	3,770,328
Laguna,
5.335%, due 10/23/2006	5,301,876	5,276,851
Mint II LLC,
5.352%, due 10/26/2006	5,301,876	5,279,899
		30,963,820
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $130,443,775)		$130,443,775
Total Investments (Cost $1,583,898,337) - 109.33%+ (e)		$1,744,482,325
Liabilities in Excess of Other Assets - (1.16)%+		-18,489,666
TOTAL NET ASSETS - 108.17%		$1,725,992,659

+	Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
ADR	American Depository Receipt
CLB	Callable security
(a)	Non income producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(c)	This security or a portion of this security was out on loan at September 30, 2006. Total loaned securities had a market value of $125,631,279 at September 30, 2006.
(d)	Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $7,574,109
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	$7,956,496
Total	$7,956,496

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $7,574,109
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	7,956,496
Total	$7,956,496

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $9,088,930
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	2,853,994
FHLMC, Series 3218, Class BD, 6.0000%, 2/15/2033	6,418,622
Total	$9,272,616

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $9,088,930
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	9,273,356
Total	$9,273,356

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $18,935,271
Description	Fair Value
FHLMC, Series 3218, Class MB, 6.0000%, 1/15/2026	19,315,560
Total	$19,315,560

Merrill Lynch Repurchase Agreement, 5.350%, due 10/02/2006, principal amount $30,296,433
Description	Fair Value
FHLMC Gold Series G12354, 4.5000%, 6/1/2021	$14,318,424
FNMA, Series 865952, 5.5000%, 3/1/2036	16,586,491
Total	$30,904,915

Morgan Stanley Repurchase Agreement, 5.400%, due 10/02/2006, principal amount $9,088,930
Description	Fair Value
FHLMC, Series 2641, Class NH, 3.6000%, 4/15/2032	$2,520,211
FHLMC, Series 3212, Class PD, 6.0000%, 5/15/2035	6,788,857
Total	$9,309,068

(e)	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows@:
	Cost of investments	$ 1,586,766,922

	Gross unrealized appreciation	193,462,787
	Gross unrealized depreciation	(35,747,384)
	Net unrealized appreciation	$ 157,715,403

	@Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.47%+
Biotechnology - 28.23%+
AEterna Zentaris Inc. (a) (d)	22,500	$115,425
Albany Molecular Research, Inc. (a)	11,000	102,960
Arena Pharmaceuticals, Inc. (a)	14,000	167,720
AVAX Technologies, Inc. (a)	50,000	8,500
Avigen, Inc. (a)	21,000	108,570
Biogen Idec, Inc. (a)	10,250	457,970
Biomira, Inc. (a)	37,000	38,850
Cell Genesys, Inc. (a)	14,725	67,293
Cubist Pharmaceuticals, Inc. (a)	2,000	43,480
CuraGen Corporation (a)	13,000	44,720
deCODE genetics, Inc. (a)	11,000	60,500
Dendreon Corporation (a)	13,000	58,110
EntreMed, Inc. (a)	11,000	20,460
Favrille Inc. (a) (d)	16,000	69,600
Human Genome Sciences, Inc. (a)	17,000	196,180
ImmunoGen, Inc. (a)	9,000	31,860
Invitrogen Corp. (a)	10,000	634,100
Isis Pharmaceuticals, Inc. (a)	5,000	35,900
Isotechnika, Inc. (a)	15,000	16,372
Medarex, Inc. (a)	20,000	214,800
MedImmune, Inc. (a)	28,500	832,485
Millennium Pharmaceuticals, Inc. (a)	37,296	371,095
Poniard Pharmaceuticals, Inc. (a)	4,500	15,750
Progenics Pharmaceuticals, Inc. (a)	2,200	51,612
QLT Inc. (a)	10,000	76,000
Savient Pharmaceuticals Inc. (a)	34,000	221,340
Serono SA - ADR	19,000	408,310
Sirna Therapeutics, Inc. (a)	3,491	19,445
Targeted Genetics Corp. (a)	1,000	1,830
Vical Incorporated (a)	13,500	68,175
		4,559,412
Chemicals - 9.28%+
Akzo Nobel N.V. - ADR	12,000	737,880
Lonza Group AG	11,000	761,806
		1,499,686
Health Care Equipment & Supplies - 0.04%+
Theragenics Corporation (a)	2,000	5,760
Health Care Providers & Services - 0.29%+
IMPATH Bankruptcy Liquidating Trust - Class A (a)	26,000	46,800
Industrial Conglomerates - 2.08%+
Tyco International Ltd.	12,000	335,880
Pharmaceuticals - 46.55%+
Abbott Laboratories	17,000	825,520
Altana AG ADR (d)	12,000	664,680
Antigenics, Inc. (a) (d)	892	1,383
Bristol-Meyers Squibb Company	15,000	373,800
China Pharmaceutical Group Limited (a)	1,440,000	173,747
Eli Lilly and Company	11,000	627,000
Epicept Corporation (a)	2,039	3,690
Genzyme Corporation (a)	7,038	474,854
GlaxoSmithKline PLC ADR	20,673	1,100,424
Johnson & Johnson	7,000	454,580
MGI Pharma, Inc. (a)	2,000	34,420
Novartis AG - ADR	21,000	1,227,240
Pfizer, Inc.	8,000	226,880
SuperGen, Inc. (a)	14,000	65,240
Wyeth	24,900	1,265,916
		7,519,374
TOTAL COMMON STOCKS (Cost $15,478,422)		$13,966,912
RIGHTS - 0.00%+
Biotechnology - 0.00%+
OSI Pharmaceuticals, Inc. Expiration Date 6/12/2008,	13,932	919
Strike Price $1.00 (c)
TOTAL RIGHTS (Cost $0)		$919
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 13.44%+
US Government Agency Issues - 13.03%+
Federal Home Loan Bank Discount Note, 5.200%,
due 10/02/2006	$2,104,000	$2,103,753
Variable Rate Demand Notes - 0.41%+
U.S. Bank, N.A., 5.148% (b)	55,483	55,483
Wisconsin Corporate Central Credit Union, 5.000% (b)	11,365	11,365
		66,848

TOTAL SHORT TERM INVESTMENTS (Cost $2,170,601)		$2,170,601

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal
FROM SECURITIES LENDING - 2.88%+	Amount or Shares
	or Par Value
Investment Companies - 0.17%+
AIM Short-Term Liquid Asset Fund	$18,104	18,104
Merrill Lynch Premier Institutional Fund	9,819	9,819
		27,923
Repurchase Agreements - 2.02%+
CS First Boston Repurchase Agreement,
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $27,011 (e)	26,999	26,999
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $27,011 (e)	26,999	26,999
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $32,414 (e)	32,399	32,399
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $32,414 (e)	32,399	32,399
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $67,527 (e)	67,497	67,497
Merrill Lynch Repurchase Agreement,
5.350%, dated 09/29/2006, due 10/02/2006
Repurchase price $108,044 (e)	107,996	107,996
Morgan Stanley Repurchase Agreement,
5.400%, dated 09/29/2006, due 10/02/2006
Repurchase price $32,414 (e)	32,399	32,399
		326,688
Short-Term Notes - 0.69%+
Fenway Funding,
5.412%, due 10/02/2006	5,400	5,397
Antalis Funding,
5.306%, due 10/06/2006	13,499	13,486
Chesham Financial/Chesham LLC
5.433%, due 10/02/2006	18,899	18,891
Fenway Funding,
5.325%, due 10/02/2006	13,499	13,462
Thornburg Mortgage,
5.320%, due 10/02/2006	8,100	8,069
Kar Atlantic,
5.324%, due 10/20/2006	13,499	13,440
Laguna,
5.335%, due 10/23/2006	18,899	18,809
Mint II LLC,
5.352%, due 10/26/2006	18,899	18,819
		110,373
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $464,984)		$464,984
Total Investments (Cost $18,114,007) - 102.79%+ (f)		$16,603,416
Other Assets in Excess of Liabilities - 0.09%+		14,384
TOTAL NET ASSETS - 102.88%+		$16,617,800

+	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(c)	Contingent value right (contingent upon profitability of company)
(d)	This security or a portion of this security was out on loan at September 30, 2006. Total loaned securities had a market value of $428,194 at September 30, 2006.
(e)	Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $26,999
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	$28,362
Total	$28,362

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $26,999
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	28,362
Total	$28,362

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $32,399
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	10,173
FHLMC, Series 3218, Class BD, 6.0000%, 2/15/2033	22,880
Total	$33,053

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $32,399
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	33,056
Total	$33,056

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $67,497
Description	Fair Value
FHLMC, Series 3218, Class MB, 6.0000%, 1/15/2026	68,853
Total	$68,853

Merrill Lynch Repurchase Agreement, 5.350%, due 10/02/2006, principal amount $107,996
Description	Fair Value
FHLMC Gold Series G12354, 4.5000%, 6/1/2021	$51,040
FNMA, Series 865952, 5.5000%, 3/1/2036	59,125
Total	$110,165

Morgan Stanley Repurchase Agreement, 5.400%, due 10/02/2006, principal amount $32,399
Description	Fair Value
FHLMC, Series 2641, Class NH, 3.6000%, 4/15/2032	$8,984
FHLMC, Series 3212, Class PD, 6.0000%, 5/15/2035	24,200
Total	$33,184

(f)	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows@:
	Cost of investments	$18,114,007

	Gross unrealized appreciation	3,001,192
	Gross unrealized depreciation	(4,511,783)
	Net unrealized depreciation	$(1,510,591)

	@Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.51%+
Aerospace & Defense - 2.63%+
Armor Holdings, Inc. (a)	2,400	$137,592
Bombardier Inc. (a)	360,000	1,124,044
CACI International, Inc. - Class A (a)	128,000	7,041,280
GenCorp Inc. (a)	10,000	128,400
		8,431,316
Air Freight & Logistics - 0.40%+
EGL, Inc. (a)	20,000	728,800
Hub Group, Inc. - Class A (a)	25,000	569,500
		1,298,300
Airlines - 0.64%+
China Eastern Airlines Corporation Limited - ADR (a)	66,000	1,115,400
China Southern Airlines Company Limited - ADR (a)	66,000	925,320
		2,040,720
Asian Exchanges - 3.89%+
Hong Kong Exchanges & Clearing Limited	720,000	5,253,990
Osaka Securities Exchange Co., Ltd.	900	3,169,524
Singapore Exchange Limited	1,440,000	4,025,563
		12,449,077
Beverages - 0.21%+
Tsingtao Brewery Company Limited - Class H	500,000	673,885
Brokerage & Investment Banking - 0.26%+
Greenhill & Co., Inc.	12,400	831,048
Capital Markets - 8.69%+
Amvescap Plc - ADR	30,000	657,600
Bam Invts Corp. (a)	1,900	305,972
Calamos Asset Management, Inc. - Class A	30,000	879,600
Cowen Group, Inc. (a)	16,000	252,960
Evercore Partners, Inc. (a)	34,000	979,200
Guardian Capital Group Ltd.	2,000	22,590
International Assets Holding Corporation (a) (d)	90,000	2,101,500
Jefferies Group, Inc.	322,000	9,177,000
Nuveen Investments - Class A	158,000	8,094,340
Penson Worldwide, Inc. (a)	12,000	215,400
SWS Group, Inc.	12,000	298,680
Thomas Weisel Partners Group, Inc. (a)	100,000	1,605,000
Van der Moolen Holding N.V. ADR (d)	500,427	3,262,784
		27,852,626
Commercial Banks - 8.35%+
Banque du Liban et d'Outre-Mer S.A.L. (BLOM) - Class B GDR (a)	30,000	2,121,000
Cathay General Bancorp	90,000	3,249,000
Center Financial Corporation	138,000	3,281,640
East West Bancorp, Inc.	82,000	3,248,020
Farmers & Merchants Bank of Long Beach	26	159,900
First Bank of Delaware (a)	428,403	1,242,369
Hanmi Financial Corporation	172,062	3,372,415
Nara Bancorp, Inc.	184,400	3,372,676
UCBH Holdings, Inc.	194,000	3,387,240
Wilshire Bancorp, Inc.	174,000	3,312,960
		26,747,220
Commercial Services & Supplies - 1.65%+
Comdisco Holding Company, Inc. (d)	4,000	73,600
First Advantage Corporation - Class A (a)	12,000	250,320
FTI Consulting, Inc. (a)	54,000	1,353,240
Guideline, Inc. (a)	10,000	15,000
Loring Ward International Ltd. (a)	1,000	537
PICO Holdings, Inc. (a)	64,000	2,083,200
Ritchie Bros. Auctioneers Incorporated	28,000	1,501,080
		5,276,977
Construction & Engineering - 2.10%+
Quanta Services, Inc. (a)	400,000	6,744,000
Consumer Finance - 0.06%+
The Student Loan Corporation	1,000	192,180
Defense Products - 0.09%+
Smith & Wesson Holding Corp. (a)	20,000	277,600
Derivative Exchanges - 6.88%+
International Securities Exchange, Inc.	470,000	22,038,300
Diversified Consumer Services - 1.59%+
Sotheby's Holdings, Inc. - Class A	158,000	5,093,920
Diversified Telecommunication Services - 0.30%+
Lynch Interactive Corporation (a)	18	54,900
NeuStar, Inc. - Class A (a)	1,000	27,750
XO Holdings Inc. (a)	180,000	878,400
		961,050
Electric Utilities - 5.57%+
Allegheny Energy, Inc. (a)	200,000	8,034,000
China Resources Power Holdings Company Limited	100,000	105,768
Datang International Power Generation Company Limited - Class H	100,000	75,090
Huadian Power International Corporation Limited - Class H	180,000	51,061
Sierra Pacific Resources (a)	668,000	9,579,120
		17,845,039
Energy - 0.72%+
Siem Industries Inc. (a)	44,000	2,299,000
European Exchanges - 0.30%+
Euronext NV	10,000	971,963
Gaming - 0.12%+
Boyd Gaming Corporation	10,000	384,400
Gas Utilities - 1.19%+
Southern Union Company	144,263	3,809,972
Holding Company - 0.53%+
BNN Investments Ltd. (a)	10,500	1,690,897
Hotels Restaurants & Leisure - 1.13%+
Triarc Companies, Inc. - Class A	218,000	3,616,620
Household Durables - 0.52%+
Jarden Corporation (a)	50,400	1,661,688
Independent Power Producers & Energy Traders - 0.73%+
Dynegy Inc. - Class A (a)	420,000	2,326,800
Insurance - 1.02%+
Covanta Holding Corporation (a)	6,000	129,180
Montpelier Re Holdings Ltd. (d)	60,000	1,163,400
National Western Life Insurance Company - Class A	1,200	275,868
RLI Corp.	8,000	406,320
Safety Insurance Group, Inc.	15,800	768,828
Wesco Financial Corporation	1,200	524,400
		3,267,996
IT Services - 0.49%+
ManTech International Corporation - Class A (a)	48,000	1,584,480
Machinery - 0.03%+
Oshkosh Truck Corporation	2,000	100,940
Media - 3.43%+
Courier Corporation	48,000	1,782,720
DreamWorks Animation SKG, Inc. (a)	72,000	1,793,520
Gemstar-TV Guide International, Inc. (a)	36,000	119,520
Interactive Data Corporation (a)	10,000	199,500
Live Nation Inc. (a)	100,000	2,042,000
PrimaCom AG ADR (a)	54,000	282,512
Warner Music Group Corp.	184,000	4,774,800
		10,994,572
Metals & Mining - 1.82%+
Aber Diamond Corporation	10,000	319,200
Commercial Metals Company	85,000	1,728,050
Inmet Mining Corporation	100,000	3,780,810
		5,828,060
Multiline Retail - 0.55%+
Dillard's, Inc. - Class A	54,000	1,767,420
Multi-Utilities - 6.11%+
Aquila, Inc. (a)	948,000	4,104,840
CMS Energy Corporation (a)	172,000	2,483,680
NRG Energy, Inc. (a)	12,000	543,600
Reliant Energy Inc. (a)	1,010,000	12,433,100
		19,565,220
Oil, Gas & Consumable Fuels - 0.50%+
National Energy Group, Inc. (a)	4,000	22,800
Shell Canada Limited	3,000	84,142
UTS Energy Corporation (a)	430,000	1,481,101
		1,588,043
Other Exchanges - 2.91%+
IntercontinentalExchange Inc. (a)	108,000	8,107,560
Jse Ltd (a)	152,000	741,582
New Zealand Exchange Limited	115,025	476,809
		9,325,951
Paper & Forest Products - 0.01%+
Pope Resources, L.P.	600	19,344
Publishing - 3.04%+
John Wiley & Sons, Inc. - Class A	24,000	864,240
R.H. Donnelley Corporation (a)	160,246	8,477,013
Value Line, Inc.	8,600	400,846
		9,742,099
Real Estate - 6.25%+
Alexander's, Inc. (a)	13,200	4,095,300
American Real Estate Partners, L.P.	236,000	12,484,400
Forest City Enterprises, Inc. - Class A	10,000	543,000
HomeFed Corporation	400	26,800
Keweenaw Land Association	300	50,700
SOLIDERE GDR	800	14,504
Tejon Ranch Co. (a)	400	16,972
Texas Pacific Land Trust	17,000	2,745,500
United Capital Corporation (a)	1,200	32,028
		20,009,204
Road & Rail - 0.46%+
Laidlaw International, Inc.	54,000	1,475,820
Security Brokers, Dealers, And Flotation Companies - 1.00%+
Cohen & Steers, Inc.	44,000	1,423,840
Gfi Group, Inc. (a)	32,200	1,780,338
		3,204,178
Specialists - 2.33%+
LaBranche & Co Inc. (a) (d)	720,000	7,466,400
State Commercial Banks - 1.09%+
Preferred Bank Los Angeles	58,000	3,478,260
Tobacco - 0.09%+
Vector Group Ltd.	16,972	275,286
Transportation Infrastructure - 0.12%+
Macquarie Airports	113,610	259,948
Sichuan Expressway Co. Limited - Class H	720,000	123,841
		383,789
U.S. Equity Exchanges - 6.73%+
Nasdaq Stock Market Inc. (a)	466,000	14,091,840
NYSE Group Inc. (a) (d)	100,000	7,475,000
		21,566,840
TOTAL COMMON STOCKS (Cost $235,287,723)		$277,158,500
	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.08%+
Independent Power Producers & Energy Traders - 1.08%+
Calpine Corporation, CLB
4.750%, 11/15/2023, Acquired on 11/30/2005 - 09/11/2006
at $2,945,780 (Default Effective 12/20/2005) (a) (d)	$7,200,000	3,456,000
TOTAL CONVERTIBLE BONDS (Cost $2,946,255)		$3,456,000
	Shares	Value
RIGHTS - 0.67%+
Commercial Services & Supplies - 0.67%+
Comdisco Holding Company, Inc., Expiration Date 12/31/2050,
Strike Price $1.00 (c)	8,625,400	2,156,350
TOTAL RIGHTS (Cost $2,726,893)		$2,156,350
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 13.06%+
US Government Agency Issues - 13.00%+
Federal Home Loan Bank Discount Note, 5.200%,
due 10/02/2006	$41,664,000	$41,649,348
Variable Rate Demand Notes - 0.06%+
Wisconsin Corporate Central Credit Union, 5.000% (b)	183,248	183,248
TOTAL SHORT TERM INVESTMENTS (Cost $41,832,596)		$41,832,596

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal
FROM SECURITIES LENDING - 6.84%+	Amount or Shares
	or Par Value
Investment Companies - 0.41%+
AIM Short-Term Liquid Asset Fund	$852,576	852,576
Merrill Lynch Premier Institutional Fund	462,402	462,402
		1,314,978
Repurchase Agreements - 4.80%+
CS First Boston Repurchase Agreement,
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,272,052 (e)	1,271,477	1,271,477
5.425%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,272,052 (e)	1,271,477	1,271,477
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,526,458 (e)	1,525,773	1,525,773
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $1,526,458 (e)	1,525,773	1,525,773
5.390%, dated 9/29/2006, due 10/02/2006
Repurchase price $3,180,121 (e)	3,178,693	3,178,693
Merrill Lynch Repurchase Agreement,
5.350%, dated 09/29/2006, due 10/02/2006
Repurchase price $5,088,176 (e)	5,085,909	5,085,909
Morgan Stanley Repurchase Agreement,
5.400%, dated 09/29/2006, due 10/02/2006
Repurchase price $1,526,460 (e)	1,525,773	1,525,773
		15,384,875
Short-Term Notes - 1.62%+
Fenway Funding,
5.412%, due 10/02/2006	254,295	254,181
Antalis Funding,
5.306%, due 10/06/2006	635,739	635,083
Chesham Financial/Chesham LLC
5.433%, due 10/02/2006	890,034	889,631
Fenway Funding,
5.325%, due 10/02/2006	635,739	633,957
Thornburg Mortgage,
5.320%, due 10/02/2006	381,443	379,983
Kar Atlantic,
5.324%, due 10/20/2006	635,739	632,931
Laguna,
5.335%, due 10/23/2006	890,034	885,833
Mint II LLC,
5.352%, due 10/26/2006	890,034	886,344
		5,197,943
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $21,897,796)		$21,897,796
Total Investments (Cost $304,691,263) - 108.16%+ (f)		$346,501,242
FROM SECURITIES LENDING (Cost $21,897,796)		-4,243,363
TOTAL NET ASSETS - 106.84%+		$342,207,179

+	Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
ADR	American Depository Receipt
CLB	Callable security
(a)	Non income producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(c)	Contingent value right (contingent upon profitability of company)
(d)	This security or a portion of this security was out on loan at September 30, 2006. Total loaned securities had a market value of $20,353,080 at September 30, 2006.
(e)	Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $1,271,477
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	$1,335,669
Total	$1,335,669

CS First Boston Repurchase Agreement, 5.425%, due 10/02/2006, principal amount $1,271,477
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2006-8, Class 4A1, 6.5000%, 10/25/2021	1,335,669
Total	$1,335,669

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $1,525,773
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	479,104
FHLMC, Series 3218, Class BD, 6.0000%, 2/15/2033	1,077,504
Total	$1,556,608

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $1,525,773
Description	Fair Value
FHLMC, Series 3200, Class PO, 0.0000%, 8/15/2036	1,556,732
Total	$1,556,732

CS First Boston Repurchase Agreement, 5.390%, due 10/02/2006, principal amount $3,178,693
Description	Fair Value
FHLMC, Series 3218, Class MB, 6.0000%, 1/15/2026	3,242,532
Total	$3,242,532

Merrill Lynch Repurchase Agreement, 5.350%, due 10/02/2006, principal amount $5,085,909
Description	Fair Value
FHLMC Gold Series G12354, 4.5000%, 6/1/2021	$2,403,656
FNMA, Series 865952, 5.5000%, 3/1/2036	2,784,400
Total	$5,188,056

Morgan Stanley Repurchase Agreement, 5.400%, due 10/02/2006, principal amount $1,525,773
Description	Fair Value
FHLMC, Series 2641, Class NH, 3.6000%, 4/15/2032	$423,072
FHLMC, Series 3212, Class PD, 6.0000%, 5/15/2035	1,139,656
Total	$1,562,728

(f)	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows@:
	Cost of investments	$ 305,014,683

	Gross unrealized appreciation	49,519,185
	Gross unrealized depreciation	(8,032,625)
	Net unrealized appreciation	$ 41,486,560

	@Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Principal
SHORT TERM INVESTMENTS - 100.26%+	Amount	Value
US GOVERNMENT AGENCY ISSUES - 100.26%+
Non-depository Credit Institutions - 100.26%+
Federal Home Loan Bank Discount Note, 5.200%
due 10/02/2006	$1,004,000	$1,003,882
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $1,003,882)		1,003,882
Total Investments (Cost $1,003,882) - 100.26%+		$1,003,882
Liabilities in Excess of Other Assets - (0.26)%+		-2,555
TOTAL NET ASSETS - 100.00%+		$1,001,327

+	Percentages are stated as a percent of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.86%+
Asian Exchanges - 14.94%+
Hong Kong Exchanges & Clearing Limited	34,000	$248,105
Osaka Securities Exchange Co., Ltd.	72	253,562
Singapore Exchange Limited	186,000	519,968
		1,021,635
Asset Management - 5.54%+
Brookfield Asset Management Inc - Class A	3,600	159,624
Eaton Vance Corp.	600	17,316
Legg Mason, Inc.	2,000	201,720
		378,660
Brokerage & Investment Banking - 2.80%+
The Bear Stearns Companies Inc.	700	98,070
Greenhill & Co., Inc.	200	13,404
Lazard Ltd - Class A	2,000	79,960
		191,434
Capital Markets - 8.39%+
Affiliated Managers Group, Inc. (a)	200	20,022
Bam Invts Corp. (a)	400	64,415
BlackRock, Inc.	300	44,700
Evercore Partners, Inc. (a)	200	5,760
Federated Investors, Inc.	200	6,762
Franklin Resources, Inc.	200	21,150
The Goldman Sachs Group, Inc.	600	101,502
Janus Capital Group, Inc.	200	3,944
Jefferies Group, Inc.	3,000	85,500
Lehman Brothers Holdings, Inc.	200	14,772
Nuveen Investments - Class A	1,800	92,214
Penson Worldwide, Inc. (a)	400	7,180
State Street Corp.	400	24,960
T. Rowe Price Group, Inc.	200	9,570
Thomas Weisel Partners Group, Inc. (a)	1,200	19,260
Van der Moolen Holding N.V. ADR	8,000	52,160
		573,871
Commercial Banks - 13.31%+
The Bank of New York Company, Inc.	3,600	126,936
Cathay General Bancorp	3,000	108,300
Center Financial Corporation	4,800	114,144
East West Bancorp, Inc.	2,800	110,908
Hanmi Financial Corporation	5,800	113,680
Nara Bancorp, Inc.	6,000	109,740
UCBH Holdings, Inc.	6,400	111,744
Wilshire Bancorp, Inc.	6,000	114,240
		909,692
Derivative Exchanges - 14.92%+
CBOT Holdings, Inc. - Class A (a)	2,800	338,212
Chicago Mercantile Exchange Holdings Inc.	720	344,340
International Securities Exchange, Inc.	7,200	337,608
		1,020,160
Diversified Consumer Services - 0.57%+
Sotheby's Holdings, Inc. - Class A (a)	1,200	38,688
Diversified Financial Services - 0.10%+
Alliancebernstein Holding Lp	100	6,899
European Exchanges - 9.03%+
Athens Stock Exchange S.A.	2,000	31,701
Deutsche Boerse AG	600	90,159
Euronext NV	2,400	233,271
London Stock Exchange Group	9,643	223,160
OMX AB	2,000	38,755
		617,046
Holding Company - 1.18%+
BAM Investments Ltd. (a)	500	80,519
Hotels Restaurants & Leisure - 0.29%+
Triarc Companies, Inc. - Class A	1,200	19,908
IT Services - 0.21%+
Mastercard, Inc. (a)	200	14,070
Media - 1.99%+
Interactive Data Corporation (a)	1,000	19,950
The McGraw-Hill Companies, Inc.	2,000	116,060
		136,010
Other Exchanges - 5.89%+
Australian Stock Exchange Limited	3,000	72,667
Bolsas Y Mercados Espanoles (a)	1,000	37,395
IntercontinentalExchange Inc. (a)	1,400	105,098
Jse Ltd (a)	18,000	87,819
New Zealand Exchange Limited	5,000	20,726
TSX Group Inc.	1,800	78,941
		402,646
Publishing - 1.91%+
Moody's Corporation	2,000	130,760
Real Estate - 0.15%+
American Real Estate Partners, L.P.	200	10,580
Security Brokers, Dealers, And Flotation Companies - 0.61%+
Cohen & Steers, Inc.	600	19,416
Gfi Group, Inc. (a)	400	22,116
		41,532
Specialists - 2.24%+
LaBranche & Co Inc. (a)	14,800	153,476
State Commercial Banks - 1.58%+
Preferred Bank Los Angeles	1,800	107,946
U.S. Equity Exchanges - 11.21%+
Nasdaq Stock Market Inc. (a)	12,000	362,880
NYSE Group Inc. (a)	5,400	403,650
		766,530
TOTAL COMMON STOCKS (Cost $6,428,973)		$6,622,062
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.76%+
Variable Rate Demand Notes - 2.76%+
U.S. Bank, N.A., 5.148% (b)	51,454	51,454
Wisconsin Corporate Central Credit Union, 5.000% (b)	136,957	136,957
		188,411

TOTAL SHORT TERM INVESTMENTS (Cost $188,411)		$188,411
Total Investments (Cost $6,617,384) - 99.62%+ (c)		$6,810,473
Other Assets in Excess of Liabilities - 0.38%+		26,035
TOTAL NET ASSETS - 100.00%		$6,836,508

+	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(c)	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows@:

Cost of investments	$ 6,617,384

Gross unrealized appreciation	447,325
Gross unrealized depreciation	(254,236)
Net unrealized appreciation	$ 193,089

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Written Options - September 30, 2006 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS

Internet HOLDRs Trust
Expiration: January, 2007, Exercise Price: $70.00	5	$25
Total Options Written (Premiums received $6,985)		$25

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Written Options - September 30, 2006 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS

Nasdaq-100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.63	20	$6,700
Expiration: January, 2007, Exercise Price: $39.63	20	5,500
		12,200
Total Options Written (Premiums received $22,479)		$12,200

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*/s/ Peter B. Doyle
Peter B. Doyle, President

Date 4/16/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Peter B. Doyle
Peter B. Doyle, President

Date 4/16/2007

By (Signature and Title)* /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date 3/30.2007

* Print the name and title of each signing officer under his or her signature.